Employee Benefits - Summary of Weighted Average Assumptions Used in Computing Benefit Obligations (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
United States [member]
Disclosure of Weighted average assumptions used to determine benefit obligations [Line Items]
Discount rate	3.70%	4.20%
Price inflation	2.50%	2.50%
United States [member] | Male [Member]
Disclosure of Weighted average assumptions used to determine benefit obligations [Line Items]
Life expectation for a 65 year old	85 years	85 years
United States [member] | Female [Member]
Disclosure of Weighted average assumptions used to determine benefit obligations [Line Items]
Life expectation for a 65 year old	88 years	88 years
United States [member] | Top of range [member]
Disclosure of Weighted average assumptions used to determine benefit obligations [Line Items]
Medical cost trend rate	6.20%	7.00%
United States [member] | Bottom of range [member]
Disclosure of Weighted average assumptions used to determine benefit obligations [Line Items]
Medical cost trend rate	5.00%	5.00%
Canada [member]
Disclosure of Weighted average assumptions used to determine benefit obligations [Line Items]
Discount rate	3.60%	3.90%
Price inflation	2.00%	2.00%
Future salary increases	1.00%	1.00%
Future pension increases	2.00%	2.00%
Medical cost trend rate	4.50%	4.50%
Canada [member] | Male [Member]
Disclosure of Weighted average assumptions used to determine benefit obligations [Line Items]
Life expectation for a 65 year old	87 years	86 years
Canada [member] | Female [Member]
Disclosure of Weighted average assumptions used to determine benefit obligations [Line Items]
Life expectation for a 65 year old	89 years	89 years
Mexico [member]
Disclosure of Weighted average assumptions used to determine benefit obligations [Line Items]
Discount rate	8.00%	7.80%
Price inflation	3.50%	3.50%
Future salary increases	4.30%	4.80%
Future pension increases	3.50%	3.50%
Mexico [member] | Male [Member]
Disclosure of Weighted average assumptions used to determine benefit obligations [Line Items]
Life expectation for a 65 year old	82 years	82 years
Mexico [member] | Female [Member]
Disclosure of Weighted average assumptions used to determine benefit obligations [Line Items]
Life expectation for a 65 year old	85 years	85 years
Brazil [Member]
Disclosure of Weighted average assumptions used to determine benefit obligations [Line Items]
Discount rate	10.00%	10.50%
Price inflation	4.30%	4.50%
Future salary increases	5.60%	5.80%
Future pension increases	4.30%	4.50%
Medical cost trend rate	7.90%	8.20%
Brazil [Member] | Male [Member]
Disclosure of Weighted average assumptions used to determine benefit obligations [Line Items]
Life expectation for a 65 year old	85 years	85 years
Brazil [Member] | Female [Member]
Disclosure of Weighted average assumptions used to determine benefit obligations [Line Items]
Life expectation for a 65 year old	88 years	88 years
United Kingdom [member]
Disclosure of Weighted average assumptions used to determine benefit obligations [Line Items]
Discount rate	2.60%	2.70%
Price inflation	3.30%	3.40%
Future pension increases	3.00%	3.10%
United Kingdom [member] | Male [Member]
Disclosure of Weighted average assumptions used to determine benefit obligations [Line Items]
Life expectation for a 65 year old	87 years	87 years
United Kingdom [member] | Female [Member]
Disclosure of Weighted average assumptions used to determine benefit obligations [Line Items]
Life expectation for a 65 year old	89 years	89 years
AB inBev [member]
Disclosure of Weighted average assumptions used to determine benefit obligations [Line Items]
Discount rate	4.00%	4.40%
Price inflation	2.70%	2.80%
Future salary increases	3.50%	3.50%
Future pension increases	2.80%	2.80%
AB inBev [member] | Male [Member]
Disclosure of Weighted average assumptions used to determine benefit obligations [Line Items]
Life expectation for a 65 year old	85 years	86 years
AB inBev [member] | Female [Member]
Disclosure of Weighted average assumptions used to determine benefit obligations [Line Items]
Life expectation for a 65 year old	88 years	88 years
AB inBev [member] | Top of range [member]
Disclosure of Weighted average assumptions used to determine benefit obligations [Line Items]
Medical cost trend rate	6.80%	7.20%
AB inBev [member] | Bottom of range [member]
Disclosure of Weighted average assumptions used to determine benefit obligations [Line Items]
Medical cost trend rate	6.40%	6.50%